Financial Instruments - Summary of Quantitative Data About Exposure to Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 4,708	$ 19,308
Accounts payable and accrued liabilities
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	1,609	1,333
Credit Facility
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	4,023	19,765
Cash
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	681	1,258
Accounts receivable and other receivables
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 243	$ 532